Post-Employment Benefits (Economic Assumptions) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 OPEB Plan [Member]	Dec. 31, 2011 OPEB Plan [Member]	Dec. 31, 2010 OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Discount rate		3.42%	3.96%	5.50%
Expected return on plan assets		4.50%	4.50%	4.50%
Effect of one percentage point increase in assumed medical and dental care trend	$ 0.1
Effect of one percentage point decrease in assumed medical and dental care trend	$ 0.1